Quarterly Holdings Report
for

Fidelity Freedom® Blend 2010 Fund

June 30, 2021

FBF-Y10-QTLY-0821
1.9892463.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	139,930	$2,695,048
Fidelity Series Commodity Strategy Fund (a)	429,575	2,392,735
Fidelity Series Large Cap Growth Index Fund (a)	97,719	1,718,872
Fidelity Series Large Cap Stock Fund (a)	96,041	1,901,612
Fidelity Series Large Cap Value Index Fund (a)	234,771	3,627,215
Fidelity Series Small Cap Opportunities Fund (a)	49,536	902,550
Fidelity Series Value Discovery Fund (a)	79,826	1,342,673
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,849,737)		14,580,705

International Equity Funds - 17.4%
Fidelity Series Canada Fund (a)	60,793	852,321
Fidelity Series Emerging Markets Fund (a)	54,512	665,051
Fidelity Series Emerging Markets Opportunities Fund (a)	222,487	5,976,011
Fidelity Series International Growth Fund (a)	101,752	1,990,270
Fidelity Series International Index Fund (a)	67,671	832,348
Fidelity Series International Small Cap Fund (a)	31,593	703,577
Fidelity Series International Value Fund (a)	177,615	1,983,964
Fidelity Series Overseas Fund (a)	145,749	1,986,562
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,113,651)		14,990,104

Bond Funds - 48.5%
Fidelity Series Corporate Bond Fund (a)	571,457	6,371,746
Fidelity Series Emerging Markets Debt Fund (a)	50,677	472,313
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	15,037	155,931
Fidelity Series Floating Rate High Income Fund (a)	10,243	94,748
Fidelity Series Government Bond Index Fund (a)	748,450	7,948,544
Fidelity Series High Income Fund (a)	56,733	544,071
Fidelity Series Inflation-Protected Bond Index Fund (a)	767,932	8,431,895
Fidelity Series Investment Grade Bond Fund (a)	745,369	8,735,725
Fidelity Series Investment Grade Securitized Fund (a)	582,949	6,033,518
Fidelity Series Long-Term Treasury Bond Index Fund (a)	309,990	2,594,620
Fidelity Series Real Estate Income Fund (a)	28,234	328,076
TOTAL BOND FUNDS
(Cost $40,457,055)		41,711,187

Short-Term Funds - 17.1%
Fidelity Cash Central Fund 0.06% (b)	348	348
Fidelity Series Government Money Market Fund 0.08% (a)(c)	3,902,662	3,902,662
Fidelity Series Short-Term Credit Fund (a)	247,342	2,512,998
Fidelity Series Treasury Bill Index Fund (a)	824,633	8,246,326
TOTAL SHORT-TERM FUNDS
(Cost $14,628,587)		14,662,334
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $77,049,030)		85,944,330
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,462)
NET ASSETS - 100%		$85,942,868

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$49	$100,348	$100,049	$--	$--	$348	0.0%
Total	$49	$100,348	$100,049	$--	$--	$348

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$2,620,975	$230,431	$434,605	$--	$43,664	$234,583	$2,695,048
Fidelity Series Canada Fund	704,113	131,157	50,687	--	4,360	63,378	852,321
Fidelity Series Commodity Strategy Fund	2,243,914	157,933	305,736	--	16,404	280,220	2,392,735
Fidelity Series Corporate Bond Fund	5,953,279	523,022	274,381	39,863	2,045	167,781	6,371,746
Fidelity Series Emerging Markets Debt Fund	442,073	38,318	19,828	5,041	50	11,700	472,313
Fidelity Series Emerging Markets Debt Local Currency Fund	147,754	11,380	8,312	--	59	5,050	155,931
Fidelity Series Emerging Markets Fund	711,666	47,706	123,737	--	11,429	17,987	665,051
Fidelity Series Emerging Markets Opportunities Fund	6,398,084	489,006	1,195,323	--	159,707	124,537	5,976,011
Fidelity Series Floating Rate High Income Fund	89,055	8,973	3,868	918	11	577	94,748
Fidelity Series Government Bond Index Fund	7,340,181	769,968	270,147	19,689	(556)	109,098	7,948,544
Fidelity Series Government Money Market Fund 0.08%	4,478,499	303,318	879,155	668	--	--	3,902,662
Fidelity Series High Income Fund	513,041	44,669	25,532	6,405	106	11,787	544,071
Fidelity Series Inflation-Protected Bond Index Fund	7,854,184	735,590	333,989	--	1,061	175,049	8,431,895
Fidelity Series International Growth Fund	1,731,600	303,131	196,864	--	16,447	135,956	1,990,270
Fidelity Series International Index Fund	722,922	128,886	55,985	--	5,009	31,516	832,348
Fidelity Series International Small Cap Fund	624,488	81,932	48,761	--	6,322	39,596	703,577
Fidelity Series International Value Fund	1,729,670	354,806	146,738	--	10,617	35,609	1,983,964
Fidelity Series Investment Grade Bond Fund	8,146,939	747,893	297,092	42,691	289	137,696	8,735,725
Fidelity Series Investment Grade Securitized Fund	5,708,020	527,200	229,323	3,023	(744)	28,365	6,033,518
Fidelity Series Large Cap Growth Index Fund	1,654,159	130,801	255,558	7,351	44,309	145,161	1,718,872
Fidelity Series Large Cap Stock Fund	1,806,229	143,959	178,089	--	27,842	101,671	1,901,612
Fidelity Series Large Cap Value Index Fund	3,450,090	339,008	338,989	--	27,297	149,809	3,627,215
Fidelity Series Long-Term Treasury Bond Index Fund	2,211,381	387,388	149,355	14,291	(16,476)	161,682	2,594,620
Fidelity Series Overseas Fund	1,734,545	312,393	196,546	--	28,434	107,736	1,986,562
Fidelity Series Real Estate Income Fund	307,305	21,542	16,705	460	79	15,855	328,076
Fidelity Series Short-Term Credit Fund	2,208,841	389,824	82,890	8,466	(32)	(2,745)	2,512,998
Fidelity Series Small Cap Opportunities Fund	872,624	75,075	69,418	--	10,353	13,916	902,550
Fidelity Series Treasury Bill Index Fund	7,116,302	1,400,315	270,291	1,346	(101)	101	8,246,326
Fidelity Series Value Discovery Fund	1,274,789	124,430	127,738	--	19,129	52,063	1,342,673
	$80,796,722	$8,960,054	$6,585,642	$150,212	$417,114	$2,355,734	$85,943,982

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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